                       (SEC FILE NOS. 033-08865/811-04847)

                                  ECLIPSE FUNDS

                           ECLIPSE MID CAP VALUE FUND
                          ECLIPSE SMALL CAP VALUE FUND
                              ECLIPSE BALANCED FUND

                          Supplement dated May 2, 2002
                      to the Prospectus dated March 1, 2002

The Fees and Expenses Table and the Example for the Eclipse Mid Cap Value Fund, Eclipse Small Cap Value Fund and Eclipse Balanced Fund are hereby amended and restated as follows:

ECLIPSE MID CAP VALUE FUND (PAGE 25)

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                                             NO-LOAD
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                     CLASS
Maximum Sales Charge (Load) Imposed on Purchases of Shares
(as a percentage of offering price)                                            None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption proceeds)                                       None
Exchange Fee(1)                                                                None
Maximum Account Fee                                                              *

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee                                                                  .90%
Distribution (12b-1) Fees                                                      None
Other Expenses                                                                  .29%
Total Annual Fund Operating Expenses(2)                                        1.19%

* An annual account fee of $12 (subject to a maximum of $36 per social security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(2) The Manager has undertaken to limit the total annual fund operating expenses of the Fund through December 31, 2002 to that of the twelve months ended December 31, 2000. However, this limitation shall not limit increases in transfer agency expenses incurred by the Fund in accordance with the transfer agency expense arrangements in effect prior to December 12, 2000. In addition, a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses. With these reductions, for the period ended October 31, 2001, the management fee paid was .87%, other expenses were .17%, and total annual fund operating expenses were 1.04% of the Fund's average daily net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                          NO-LOAD
EXPENSES AFTER                                            CLASS(1)
1 year                                                      $121

3 years                                                     $378

5 years                                                     $654

10 years                                                   $1,443

(1)     Does not reflect fee waiver or expense reduction.

ECLIPSE SMALL CAP VALUE FUND (PAGE 29)

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                                             NO-LOAD
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                     CLASS
Maximum Sales Charge (Load) Imposed on Purchases of Shares
(as a percentage of offering price)                                            None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption proceeds)                                       None
Exchange Fee(1)                                                                None
Maximum Account Fee                                                              *

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee                                                                 1.00%
Distribution (12b-1) Fees                                                      None
Other Expenses                                                                  .23%
Total Annual Fund Operating Expenses(2)                                        1.23%

* An annual account fee of $12 (subject to a maximum of $36 per social security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(2) The Manager has undertaken to limit the total annual fund operating expenses of the Fund through December 31, 2002 to that of the twelve months ended December 31, 2000. However, this limitation shall not limit increases in transfer agency expenses incurred by the Fund in accordance with the transfer agency expense arrangements in effect prior to December 12, 2000. In addition, a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses. With this reduction, for the period ended October 31, 2001, other expenses were .15%, and the total annual fund operating expenses were 1.15% of the Fund's average daily net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                          NO-LOAD
EXPENSES AFTER                                            CLASS(1)

1 year                                                      $125

3 years                                                     $390

5 years                                                     $676

10 years                                                   $1,489

(1)     Does not reflect expense reduction.

ECLIPSE BALANCED FUND (PAGE 69)

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                                             NO-LOAD
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                     CLASS
Maximum Sales Charge (Load) Imposed on Purchases of Shares
(as a percentage of offering price)                                            None
Maximum Deferred Sales Charge (Load)
(as a percentage of redemption proceeds)                                       None
Exchange Fee(1)                                                                None
Maximum Account Fee                                                              *

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee                                                                  .75%
Distribution (12b-1) Fees                                                      None
Other Expenses                                                                  .28%
Total Annual Fund Operating Expenses(2)                                        1.03%

* An annual account fee of $12 (subject to a maximum of $36 per social security/tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances below $1,000 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(2) The Manager has undertaken to limit the total annual fund operating expenses of the Fund through December 31, 2002 to that of the twelve months ended December 31, 2000. However, this limitation shall not limit increases in transfer agency expenses incurred by the Fund in accordance with the transfer agency expense arrangements in effect prior to December 12, 2000. In addition, a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses. With these reductions, for the period ended October 31, 2001, the management fee paid was .73%, other expenses were .21%, and total annual fund operating expenses were .94% of the Fund's average daily net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                          NO-LOAD
EXPENSES AFTER                                            CLASS(1)

1 year                                                      $105

3 years                                                     $328

5 years                                                     $569

10 years                                                   $1,259

(1)     Does not reflect fee waiver or expense reduction.